Debt Issued (Details) - Schedule of debt securities issued $ in Thousands, $ in Millions	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Debt issued	$ 9,478,905	$ 11,117,255	$ 8,593,595
Mortgage bonds [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Debt issued	4,116		6,786
Bonds [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Debt issued	8,557,279		7,700,402
Subordinated bonds [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Debt issued	$ 917,510		$ 886,407